Summary of Significant Accounting Policies (Schedule of Capital Structure) (Details) - $ / shares	Sep. 30, 2019	Jun. 30, 2019
Common Stock, Shares Authorized	4,000,000,000	4,000,000,000
Common Stock, Shares, Issued	14,658,382	11,318,901
Common Stock, Shares, Outstanding	14,619,757	11,318,901
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	200,000,000	200,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Class A [Member]
Preferred Stock, Shares Authorized	750,000	750,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Class B [Member]
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Class C [Member]
Preferred Stock, Shares Authorized	9,000,000	9,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001